DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 360	$ 385	$ 366
Total direct hospitality expense	910	908	1,518
Hospitality
Disclosure of detailed information about investment property
Employee compensation and benefits	160	180	370
Cost of food, beverage, and retail goods sold	158	142	294
Depreciation and amortization	269	280	299
Maintenance and utilities	99	112	155
Marketing and advertising	23	28	71
Other	$ 201	$ 166	$ 329